Fair Value and Gross Unrealized Losses of Investment Securities Held-To-Maturity, Aggregated by Investment Category and Length of Time Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 10,323	$ 78,110
Less than 12 months Gross Unrealized Losses	92	1,923
12 months or more Fair Value	31,213	939
12 months or more Gross Unrealized Losses	862	12
Total Fair Value	41,536	79,049
Total Gross Unrealized Losses	954	1,935
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	10,323	51,995
Less than 12 months Gross Unrealized Losses	92	1,915
12 months or more Fair Value	31,062	773
12 months or more Gross Unrealized Losses	853	2
Total Fair Value	41,385	52,768
Total Gross Unrealized Losses	945	1,917
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	151	166
12 months or more Gross Unrealized Losses	9	10
Total Fair Value	151	166
Total Gross Unrealized Losses	9	10
U.S. Treasury securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	25,872
Less than 12 months Gross Unrealized Losses	0	1
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	25,872
Total Gross Unrealized Losses	0	1
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	243
Less than 12 months Gross Unrealized Losses	0	7
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	243
Total Gross Unrealized Losses	$ 0	$ 7